Operating Loss (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Operating Loss [Abstract]
License fee	$ 553	$ 662	$ 662
Depreciation of Property, Plant and Equipment	5	13	13
Depreciation (Right-of-use asset)	245
Foreign exchange (gain)/losses	165	(296)	45
Operating Loss	$ 967	$ 720	$ 720